Income Tax (Expense)/Benefit - Schedule of Deferred Tax Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Deferred Tax assets and Liabilities rom [Abstract]
At beginning of year	RM 74,000	$ 16,534	RM (75,315)
Recognised in profit or loss			149,315
At end of year	RM 74,000	$ 16,534	RM 74,000	RM (75,315)